Prepayments and other current assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Notes and loans receivable net current
Financing receivable, after allowance for credit loss, current	¥ 9,886	¥ 3,845
Loans Receivable Period Ranging From 12 To 24 Months [Member] | Maximum [Member]
Notes and loans receivable net current
Loan receivable fixed rate of interest percentage	4.00%
Loans Receivable Period Ranging From 12 To 24 Months [Member] | Minimum [Member]
Notes and loans receivable net current
Loan receivable fixed rate of interest percentage	0.00%
Loans Receivable Period Ranging From 12 To 24 Months [Member] | From October 2023 to March 2024 [Member]
Notes and loans receivable net current
Loan receivable face or par amount	¥ 11,000
Loans Receivable Period Ranging From 12 To 24 Months [Member] | From October 2023 to March 2024 [Member] | Maximum [Member]
Notes and loans receivable net current
Loans receivable month of maturity	2024-03
Loans Receivable Period Ranging From 12 To 24 Months [Member] | From October 2023 to March 2024 [Member] | Minimum [Member]
Notes and loans receivable net current
Loans receivable month of maturity	2023-10